Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016568
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name	Class A
Trading Symbol	SUIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.14%	[1]
AssetsNet	$ 618,010,559
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,500,945
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	618,010,559
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	1,500,945

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Preferred Stocks	2%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Health Care	19%
Industrials	15%
Consumer Staples	11%
Materials	9%
Consumer Discretionary	8%
Energy	5%
Utilities	4%
Information Technology	3%
Communication Services	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	27%
United Kingdom	17%
France	16%
Germany	5%
Australia	5%
Italy	5%
Spain	4%
Singapore	4%
Switzerland	4%
Luxembourg	4%
Other	9%

Ten Largest Equity Holdings

Table Summary
Holdings	30.8% of Net Assets
Sanofi SA (France)	4.5%
BHP Group Ltd. (Australia)	3.9%
Tenaris SA (Luxembourg)	3.6%
Credit Agricole SA (France)	3.0%
Ono Pharmaceutical Co. Ltd. (Japan)	2.8%
Shionogi & Co. Ltd. (Japan)	2.8%
Rio Tinto PLC (United Kingdom)	2.6%
BNP Paribas SA (France)	2.6%
Banco Santander SA (Spain)	2.5%
UniCredit SpA (Italy)	2.5%

C000016571
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name	Class C
Trading Symbol	SUICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.89%	[2]
AssetsNet	$ 618,010,559
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,500,945
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	618,010,559
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	1,500,945

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Preferred Stocks	2%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Health Care	19%
Industrials	15%
Consumer Staples	11%
Materials	9%
Consumer Discretionary	8%
Energy	5%
Utilities	4%
Information Technology	3%
Communication Services	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	27%
United Kingdom	17%
France	16%
Germany	5%
Australia	5%
Italy	5%
Spain	4%
Singapore	4%
Switzerland	4%
Luxembourg	4%
Other	9%

Ten Largest Equity Holdings

Table Summary
Holdings	30.8% of Net Assets
Sanofi SA (France)	4.5%
BHP Group Ltd. (Australia)	3.9%
Tenaris SA (Luxembourg)	3.6%
Credit Agricole SA (France)	3.0%
Ono Pharmaceutical Co. Ltd. (Japan)	2.8%
Shionogi & Co. Ltd. (Japan)	2.8%
Rio Tinto PLC (United Kingdom)	2.6%
BNP Paribas SA (France)	2.6%
Banco Santander SA (Spain)	2.5%
UniCredit SpA (Italy)	2.5%

C000016573
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name	Institutional Class
Trading Symbol	SUIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.84%	[3]
AssetsNet	$ 618,010,559
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,500,945
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	618,010,559
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	1,500,945

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Preferred Stocks	2%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Health Care	19%
Industrials	15%
Consumer Staples	11%
Materials	9%
Consumer Discretionary	8%
Energy	5%
Utilities	4%
Information Technology	3%
Communication Services	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	27%
United Kingdom	17%
France	16%
Germany	5%
Australia	5%
Italy	5%
Spain	4%
Singapore	4%
Switzerland	4%
Luxembourg	4%
Other	9%

Ten Largest Equity Holdings

Table Summary
Holdings	30.8% of Net Assets
Sanofi SA (France)	4.5%
BHP Group Ltd. (Australia)	3.9%
Tenaris SA (Luxembourg)	3.6%
Credit Agricole SA (France)	3.0%
Ono Pharmaceutical Co. Ltd. (Japan)	2.8%
Shionogi & Co. Ltd. (Japan)	2.8%
Rio Tinto PLC (United Kingdom)	2.6%
BNP Paribas SA (France)	2.6%
Banco Santander SA (Spain)	2.5%
UniCredit SpA (Italy)	2.5%

C000149477
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name	Class R6
Trading Symbol	SUIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%	[4]
AssetsNet	$ 618,010,559
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,500,945
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	618,010,559
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	1,500,945

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Preferred Stocks	2%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Health Care	19%
Industrials	15%
Consumer Staples	11%
Materials	9%
Consumer Discretionary	8%
Energy	5%
Utilities	4%
Information Technology	3%
Communication Services	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	27%
United Kingdom	17%
France	16%
Germany	5%
Australia	5%
Italy	5%
Spain	4%
Singapore	4%
Switzerland	4%
Luxembourg	4%
Other	9%

Ten Largest Equity Holdings

Table Summary
Holdings	30.8% of Net Assets
Sanofi SA (France)	4.5%
BHP Group Ltd. (Australia)	3.9%
Tenaris SA (Luxembourg)	3.6%
Credit Agricole SA (France)	3.0%
Ono Pharmaceutical Co. Ltd. (Japan)	2.8%
Shionogi & Co. Ltd. (Japan)	2.8%
Rio Tinto PLC (United Kingdom)	2.6%
BNP Paribas SA (France)	2.6%
Banco Santander SA (Spain)	2.5%
UniCredit SpA (Italy)	2.5%

C000016572
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name	Class S
Trading Symbol	SCINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$49	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.87%	[5]
AssetsNet	$ 618,010,559
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,500,945
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	618,010,559
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	1,500,945

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Preferred Stocks	2%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Health Care	19%
Industrials	15%
Consumer Staples	11%
Materials	9%
Consumer Discretionary	8%
Energy	5%
Utilities	4%
Information Technology	3%
Communication Services	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	27%
United Kingdom	17%
France	16%
Germany	5%
Australia	5%
Italy	5%
Spain	4%
Singapore	4%
Switzerland	4%
Luxembourg	4%
Other	9%

Ten Largest Equity Holdings

Table Summary
Holdings	30.8% of Net Assets
Sanofi SA (France)	4.5%
BHP Group Ltd. (Australia)	3.9%
Tenaris SA (Luxembourg)	3.6%
Credit Agricole SA (France)	3.0%
Ono Pharmaceutical Co. Ltd. (Japan)	2.8%
Shionogi & Co. Ltd. (Japan)	2.8%
Rio Tinto PLC (United Kingdom)	2.6%
BNP Paribas SA (France)	2.6%
Banco Santander SA (Spain)	2.5%
UniCredit SpA (Italy)	2.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.